ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Advance To Suppliers [Line Items]
Advances to suppliers - third parties	$ 4,885,455	$ 10,739,923
Less: allowance for doubtful accounts	(4,254,143)	(8,897,750)
Total advances to suppliers - third parties	631,312	1,842,173
Less: advances to suppliers - third parties held for discontinued operations	(33,217)	(238,607)
Advances to suppliers - third party held for continuing operations	$ 598,095	$ 1,603,566